Apr. 15, 2026
Calamos Autocallable Growth ETF
The Annual Fund Operating Expenses table is hereby deleted and replaced in its entirety with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments):
Management Fees	0.74%
Distribution and/or Service Fees (12b-1)	0.00%
Other Expenses[1]	0.00%
Acquired Fund Fees and Expenses	0.11%
Total Annual Fund Operating Expenses	0.85%
Fees Waived and/or Reimbursed[2]	(0.11)%
Total Annual Fund Operating Expenses After Waiving and/or Reimbursing Expenses	0.74%

1 “Other Expenses” is an estimate based on the expenses the Fund expects to incur for the current fiscal year.

2 Calamos Advisors LLC has contractually agreed to waive fees owed to it by the Fund in the amount of the acquired fund fees and expenses for any affiliated investment company in which the Fund invests. The expense waiver arrangement may be terminated by Calamos Advisors LLC at any time on or after December 1, 2029.

PLEASE RETAIN SUPPLEMENT FOR FUTURE REFERENCE

CALAMOS ETF TRUST

(the “Trust”)

Calamos Autocallable Growth ETF

(the “Fund”)

Supplement dated April 15, 2026

to the Fund’s Prospectus dated April 13, 2026, as supplemented from time to time

This supplement updates certain information contained in the Fund’s prospectus and should be attached to the prospectus and retained for future reference.

Capitalized terms not defined herein have the same meaning as in the Fund’s prospectus.